Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended		69 Months Ended	72 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (245,035)	$ (203,603)	$ (950,117)	$ (227,562)	$ (1,249,780)	$ (1,494,815)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	13,625	9,764	41,829	6,535	50,912	64,537
Stock based compensation				25,000	25,000	25,000
Impairment of long-lived assets				919	919	919
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(26,660)	(57,158)	17,924	(2,052)	15,872	(10,788)
Accounts payable and accrued expenses	113,719	25,020	25,326	1,963	27,482	141,201
Net cash used in operating activities	(144,351)	(225,977)	(865,038)	(195,197)	(1,129,595)	(1,273,946)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(873)		(33,503)		(38,405)	(39,278)
Net cash used in investing activities	(873)		(33,503)		(38,405)	(39,278)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares issued for cash		1,000,000	1,000,000	246,000	1,286,800	1,286,800
Advances from related parties				24,927	58,433	58,433
Net cash provided by financing activities		1,000,000	1,000,000	270,927	1,345,233	1,345,233
EFFECT OF FOREIGN CURRENCY TRANSLATIONS	(2,511)	(302)	1,899		1,899	(612)
Net increase (decrease) in cash and cash equivalent	(147,735)	773,721	103,358	75,730	179,132	31,397
Cash and cash equivalents at beginning of period	179,132	75,774	75,774	44
Cash and cash equivalents at end of period	31,397	849,495	179,132	75,774	179,132	31,397
SUPPLEMENTAL CASH FLOWS INFORMATION:
Cash paid for income tax
Cash paid for interest
NONCASH INVESTING AND FINANCING ACTIVITIES:
Forgiveness of related party debt				6,250	6,250	6,250
Shares issued for asset acquisition				236,314	236,314	236,314
Shares issued for accounts payable				52,183	52,183	52,183
Cancellation of common stock				$ 72,358	$ 72,358	$ 72,358